Asset Retirement Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Asset Retirement Provision [Line Items]
Lease terms	$ 4,326	$ 3,950
Present value	1,816	$ 1,979
Asset retirement provision	598
Recognized gain	99
Decrease Property, Plant and Equipment [Member]
Asset Retirement Provision [Line Items]
Related property, plant and equipment	$ 499
Bottom of range [member]
Asset Retirement Provision [Line Items]
Percentage of annual discount rates	7.00%	7.00%
Top of range [member]
Asset Retirement Provision [Line Items]
Percentage of annual discount rates	17.00%	10.00%